Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life Insurance in Force
Direct amount	$ 16.7	$ 29.5	$ 37.9
Ceded to other companies	13.7	15.8	21.9
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 3.0	$ 13.7	$ 16.0
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 7.4	$ 8.7	$ 9.7
Ceded to other companies	7.1	8.2	9.1
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.3	$ 0.5	$ 0.6
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 47.9	$ 35.8	$ 29.3
Ceded to other companies	47.4	35.6	28.9
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.5	$ 0.2	$ 0.4
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life insurance
Premiums:
Direct amount	$ 0.2	$ 0.8	$ 0.6
Ceded to other companies	0.2	0.7	0.5
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.0	$ 0.1	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 0.5	$ 1.4	$ 1.0
Ceded to other companies	0.5	1.3	1.0
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.0	$ 0.1	$ 0.0
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 7.2	$ 7.9	$ 9.1
Ceded to other companies	6.9	7.5	8.6
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.3	$ 0.4	$ 0.5
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 47.4	$ 34.4	$ 28.3
Ceded to other companies	46.9	34.3	27.9
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.5	$ 0.1	$ 0.4
Percentage of amount assumed to net	0.00%	0.00%	0.00%